Inventories, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, net
Raw materials	$ 30,620	$ 44,225
Work in process	3,222	3,237
Finished goods	5,177	4,183
Low value consumables and spare parts	144	153
Inventories, gross	39,163	51,798
Less: inventory write-downs	(6,298)	(6,418)
Total inventories, net	32,865	45,380
Change in inventory write-downs	$ (13)	$ 4,067	$ 1,806